Income Taxes (Details) - Schedule of components of income taxes - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current
Domestic	$ 4,976,000	$ 8,238,000	$ 7,301,000
Foreign	1,823,000	2,874,000	942,000
Current income tax expense benefit	6,799,000	11,112,000	8,243,000
Deferred
Domestic	(3,774,000)	(3,993,000)	(1,440,000)
Foreign	(52,000)	(1,337,000)	(1,349,000)
Deferred income tax expense benefit	(3,826,000)	(5,330,000)	(2,789,000)
Total income taxes	$ 2,973,000	$ 5,782,000	$ 5,454,000